STOCK PURCHASE WARRANTS (Details Narrative) - $ / shares	9 Months Ended			12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014
Risk free rate	1.37%		2.61%	3.40%
Expected volatility rate	49.42%		61.67%	60.13%
Warrants expired	3,017,490
Warrants expired, exercise price	$ 1.29
Risk free interest rate	1.37%
Volatility	49.42%	30.13%
Investor [Member]
Stock purchase warrants issued	3,971,436
Placement Agent [Member]
Stock purchase warrants issued	406,859